Schedule of Investments (unaudited)	iShares® MSCI Australia ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.3%
Qantas Airways Ltd.(a)	1,372,262	$5,413,240

Banks — 25.5%
Australia & New Zealand Banking Group Ltd.	4,127,558	73,991,198
Commonwealth Bank of Australia	2,512,697	188,015,116
National Australia Bank Ltd.	4,760,379	106,722,930
Westpac Banking Corp.	5,151,395	88,248,140
		456,977,384
Beverages — 1.1%
Endeavour Group Ltd./Australia	1,973,177	10,248,697
Treasury Wine Estates Ltd.	1,066,531	9,091,061
		19,339,758
Biotechnology — 7.7%
CSL Ltd.	709,289	137,988,665

Capital Markets — 4.9%
ASX Ltd.	284,414	16,455,880
Macquarie Group Ltd.	537,128	71,361,852
		87,817,732
Chemicals — 0.4%
Orica Ltd.	599,696	6,947,826

Commercial Services & Supplies — 0.9%
Brambles Ltd.	2,107,446	16,424,315

Construction Materials — 0.9%
James Hardie Industries PLC	656,308	16,942,768

Diversified Consumer Services — 0.3%
IDP Education Ltd.	307,218	5,231,051

Diversified Telecommunication Services — 0.9%
Telstra Corp. Ltd.	6,053,523	16,827,587

Equity Real Estate Investment Trusts (REITs) — 5.6%
BGP Holdings PLC(b)	18,888,372	203
Dexus	1,589,843	11,943,305
Goodman Group	2,475,751	36,418,982
GPT Group (The)	2,828,201	9,747,592
Mirvac Group	5,799,940	9,394,363
Scentre Group	7,625,659	15,679,556
Stockland	3,510,557	10,061,079
Vicinity Centres	5,679,518	7,686,311
		100,931,391
Food & Staples Retailing — 3.9%
Coles Group Ltd.	1,968,918	24,705,554
Woolworths Group Ltd.	1,783,806	44,249,217
		68,954,771
Gas Utilities — 0.8%
APA Group	1,739,948	14,163,737

Health Care Equipment & Supplies — 0.9%
Cochlear Ltd.	96,787	15,441,008

Health Care Providers & Services — 1.8%
Ramsay Health Care Ltd.	270,218	15,146,690
Sonic Healthcare Ltd.	669,464	17,571,464
		32,718,154
Hotels, Restaurants & Leisure — 2.3%
Aristocrat Leisure Ltd.	887,258	21,436,526

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Crown Resorts Ltd.(a)	508,153	$4,678,506
Domino’s Pizza Enterprises Ltd.	89,830	4,426,500
Lottery Corp. Ltd. (The)(a)	3,325,581	11,312,499
		41,854,031
Insurance — 3.1%
Insurance Australia Group Ltd.	3,620,631	11,335,920
Medibank Pvt Ltd.	4,068,540	9,379,809
QBE Insurance Group Ltd.	2,179,198	18,764,647
Suncorp Group Ltd.	1,859,891	15,146,768
		54,627,144
Interactive Media & Services — 0.8%
REA Group Ltd.	77,560	6,232,124
SEEK Ltd.	494,391	8,567,799
		14,799,923
IT Services — 0.7%
Computershare Ltd.	800,899	13,270,051

Metals & Mining — 22.4%
BHP Group Ltd.	7,453,466	234,008,831
BlueScope Steel Ltd.	728,378	9,444,796
Evolution Mining Ltd.	2,708,113	7,389,769
Fortescue Metals Group Ltd.	2,493,241	35,995,042
Mineral Resources Ltd.	249,451	11,357,394
Newcrest Mining Ltd.	1,309,215	22,956,863
Northern Star Resources Ltd.	1,716,698	10,904,387
Rio Tinto Ltd.	546,367	44,702,249
South32 Ltd.	6,864,053	24,149,012
		400,908,343
Multiline Retail — 3.2%
Wesfarmers Ltd.	1,669,235	56,458,919

Oil, Gas & Consumable Fuels — 6.3%
Ampol Ltd.	349,676	8,291,701
Origin Energy Ltd.	2,590,721	12,692,785
Santos Ltd.	4,730,259	27,529,091
Washington H Soul Pattinson & Co. Ltd.	319,314	5,873,288
Yangzhou Yangjie Electronic Technology Co. Ltd.	2,790,735	58,874,299
		113,261,164
Real Estate Management & Development — 0.4%
Lendlease Corp. Ltd.	1,009,437	7,782,032

Road & Rail — 0.4%
Aurizon Holdings Ltd.	2,706,032	7,795,321

Software — 1.1%
WiseTech Global Ltd.	214,480	6,458,798
Xero Ltd.(a)	198,921	12,715,562
		19,174,360
Trading Companies & Distributors — 0.2%
Reece Ltd.	331,564	3,782,729

Transportation Infrastructure — 2.6%
Transurban Group	4,518,124	46,471,057

Total Common Stocks — 99.4%
(Cost: $1,992,591,828)		1,782,304,461

Schedule of Investments (unaudited) (continued)	iShares® MSCI Australia ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(c)(d)	720,000	$720,000

Total Short-Term Securities — 0.1%
(Cost: $720,000)		720,000

Total Investments in Securities — 99.5%
(Cost: $1,993,311,828)		1,783,024,461

Other Assets Less Liabilities — 0.5%		9,749,945

Net Assets — 100.0%		$1,792,774,406

(a)	Non-income producing security.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$5,510	(b)	$—		$(5,510)	$—	$—	—	$222,041	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	750,000	—		(30,000	)(b)	—	—	720,000	720,000	1,051		—
						$(5,510)	$—	$720,000		$223,092		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
SPI 200 Index	74	06/16/22	$9,522	$146,557

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

Schedule of Investments (unaudited) (continued)	iShares® MSCI Australia ETF
May 31, 2022

Fair Value Measurements (continued)

determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$11,312,499	$1,770,991,759	$203	$1,782,304,461
Money Market Funds	720,000	—	—	720,000
	$12,032,499	$1,770,991,759	$203	$1,783,024,461
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$146,557	$—	$146,557

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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